[LOGO OF USAA]
   USAA(R)

                     USAA INTERMEDIATE-TERM
                                       BOND Fund

                              [GRAPHIC OF USAA INTERMEDIATE-TERM BOND FUND]

                     S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
   JANUARY 31, 2003

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                       "

                                       I BELIEVE THE NEXT FEW MONTHS WILL

[PHOTO OF CHRISTOPHER W. CLAUS]      PROVIDE SOME MUCH-NEEDED CLARITY AS TO

                                     THE TRUE HEALTH OF THE ECONOMY AND ITS

                                              POTENTIAL FOR GROWTH.

                                                       "
--------------------------------------------------------------------------------

                 As I write to you, the impact of the situation in Iraq on USAA's membership and all active United States military personnel is our No. 1 concern. We are not alone; the financial markets are struggling to come to grips with the uncertainty surrounding the potential war with Iraq. The recent decline in consumer confidence indicates all Americans are reluctant to make long-term plans until the United States is able to reach a satisfactory conclusion in Iraq.

                 When the situation is resolved or the majority of the uncertainty is successfully eliminated, the United States and global economies should appear to be in a position to achieve their growth potential.

                 In addition to an increase in consumer demand, the U.S.
                 economy is also in need of a boost from corporate America, but corporations remain reluctant to spend or hire, given the possibility of a war's affecting demand for goods and services. On a positive note, the worst of the corporate-governance problems seems to be behind us, and corporate earnings have begun to improve. However, the landscape is still too uncertain for us to predict a sustained improvement in earnings -- an improvement that the stock market needs if it is to move to higher levels.

                 Meanwhile, the U.S. government continues to do its part by keeping fiscal and monetary policy tilted toward growth and expansion. Both President Bush and Congress seem inclined to provide new incentives for Americans to save and invest.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 What will the future bring? No one can predict the outcome of a war or its impact on the financial markets. However, I believe the next few months will provide some much-needed clarity as to the true health of the economy and its potential for growth. Near term, I believe stocks are likely to trade in a moderate range, and I don't foresee any major shift in the yield curve.

                 At USAA, we continue to focus on improving the products and services we offer you. We believe we have one of the finest teams of portfolio managers and analysts in the country managing your assets. We remain committed to offering no-load mutual funds WITHOUT 12b-1 fees, sales loads, or contractual plans. At no charge, our investment representatives can help you identify the USAA mutual funds that may be right for you. And USAA Financial Planning Services has CERTIFIED FINANCIAL PLANNER(R) practitioners ready to assist you with your planning needs.

                 We will continue to deliver the world-class service and guidance that you have come to know and expect from us. Thank you for your faith and trust in us.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

                 FINANCIAL PLANNING PROVIDED BY USAA FINANCIAL PLANNING SERVICES, A REGISTERED INVESTMENT ADVISER.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                   1

FINANCIAL INFORMATION

   Portfolio of Investments                                                  9

   Notes to Portfolio of Investments                                        18

   Financial Statements                                                     20

   Notes to Financial Statements                                            23

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INTERMEDIATE-TERM BOND FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 High current income without undue risk to principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Normally, at least 80% of the Fund's assets will be invested in a broad range of investment-grade debt securities and the Fund will maintain a dollar-weighted average portfolio maturity between three to 10 years.


--------------------------------------------------------------------------------
                                        1/31/03                   7/31/02
--------------------------------------------------------------------------------
 Net Assets                           $204.5 Million           $194.9 Million
 Net Asset Value Per Share                $10.06                   $9.76


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/03
--------------------------------------------------------------------------------
  7/31/02 to 1/31/03*              1 YEAR             SINCE INCEPTION ON 8/2/99
         6.00%                      5.66%                       7.22%


* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

              TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                       CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                USAA          LEHMAN BROTHERS   LIPPER INTERMEDIATE   LIPPER INTERMEDIATE
          INTERMEDIATE-TERM   AGGREGATE BOND     INVESTMENT GRADE      INVESTMENT GRADE
             BOND FUND             INDEX        DEBT FUNDS AVERAGE       FUNDS INDEX
          -----------------   ---------------   -------------------   -------------------
  8/2/99     $10000.00           $10000.00           $10000.00             $10000.00
 8/31/99      10009.94             9994.91             9987.86               9989.34
 9/30/99      10139.20            10110.95            10090.58              10099.27
10/31/99      10173.89            10148.25            10105.22              10114.64
11/30/99      10217.51            10147.53            10114.86              10126.52
12/31/99      10176.92            10098.59            10075.83              10079.97
 1/31/00      10146.73            10065.53            10037.97              10044.13
 2/29/00      10261.74            10187.26            10139.01              10153.17
 3/31/00      10387.82            10321.46            10259.13              10278.50
 4/30/00      10311.27            10291.91            10203.06              10214.84
 5/31/00      10222.28            10287.18            10184.99              10196.30
 6/30/00      10458.17            10501.21            10388.84              10412.21
 7/31/00      10556.34            10596.53            10469.21              10501.09
 8/31/00      10602.09            10750.11            10606.21              10646.70
 9/30/00      10742.29            10817.70            10677.42              10717.23
10/31/00      10691.89            10889.28            10712.55              10755.01
11/30/00      10856.73            11067.33            10872.02              10926.16
12/31/00      11094.30            11272.63            11079.38              11146.90
 1/31/01      11352.94            11456.98            11263.85              11342.75
 2/28/01      11497.47            11556.79            11366.75              11451.76
 3/31/01      11594.71            11614.80            11420.39              11496.27
 4/30/01      11550.60            11566.60            11360.10              11434.43
 5/31/01      11628.19            11636.36            11424.44              11504.85
 6/30/01      11692.79            11680.33            11459.22              11547.16
 7/31/01      12026.24            11941.47            11715.03              11827.28
 8/31/01      12162.73            12078.22            11836.38              11957.52
 9/30/01      12291.65            12218.96            11943.44              12049.56
10/31/01      12443.35            12474.65            12163.59              12295.18
11/30/01      12165.01            12302.66            12010.00              12140.79
12/31/01      12025.50            12224.54            11932.51              12062.75
 1/31/02      12075.59            12323.49            12008.17              12149.80
 2/28/02      12102.75            12442.92            12105.81              12267.23
 3/31/02      11995.26            12235.92            11910.96              12054.36
 4/30/02      12111.30            12473.20            12108.34              12271.81
 5/31/02      12200.42            12579.18            12203.50              12372.54
 6/30/02      12187.02            12687.95            12240.59              12364.56
 7/31/02      12037.16            12841.05            12325.52              12413.66
 8/31/02      12345.15            13057.86            12532.61              12652.89
 9/30/02      12576.84            13269.34            12700.16              12790.95
10/31/02      12337.37            13208.90            12633.84              12741.90
11/30/02      12372.67            13205.38            12659.61              12802.47
12/31/02      12718.50            13478.15            12911.73              13063.00
 1/31/03      12763.39            13489.66            12930.62              13103.84

                        [END CHART]

                 DATA SINCE INCEPTION ON 8/2/99 THROUGH 1/31/03.

                 SEE THE FOLLOWING PAGE FOR BENCHMARK DEFINITIONS.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Intermediate-Term Bond Fund to the following benchmarks:

                 o The Lehman Brothers Aggregate Bond Index, an unmanaged index made up of the government/corporate index, the mortgage-backed securities index, and the asset-backed securities index.

                 o The Lipper Intermediate Investment Grade Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Intermediate Investment Grade Debt Funds category.

                 o The Lipper Intermediate Investment Grade Debt Funds Average, the average performance level of all intermediate investment-grade debt funds, as reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MATTHEW FREUND]         Matthew Freund, CFA
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 We are very pleased to report that the restructuring efforts discussed in our last annual report have been successful. For the six-month period ending January 31, 2003, your USAA Intermediate-Term Bond Fund provided a total return of 6.00% compared to a 4.94% return for the average in the Lipper Intermediate Investment Grade Debt Funds category and a return of 5.05% for the Lehman Brothers Aggregate Bond Index. At the same time, the Fund provided a one-year dividend yield of 6.06%.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 3 FOR THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE AND THE LEHMAN BROTHERS AGGREGATE BOND INDEX DEFINITIONS.

                 THE PERFORMANCE OF THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS CATEGORY AVERAGE IS CALCULATED FROM THE END OF THE MONTH OF JULY 31, 1999, WHILE THE FUND'S INCEPTION DATE IS AUGUST 2, 1999. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

                 More delays in the promised economic recovery, as well as rising international tensions, dominated the markets during the period. Investors seemed to be fatigued by the continuing lack of corporate visibility, contradictory economic data, and rising geopolitical risks. The equity markets rallied briefly as the November election results and an unexpected cut in interest rates provided some much-needed optimism. However, the rally faded in the new year as companies reduced their earnings forecasts and it became harder to quantify the risks to the economy.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                 Our aim has been to generate an attractive yield with acceptable price volatility. We are pleased to report our progress in achieving this goal. Over the period, the Fund's net asset value moved only within a 49-cent range (reaching a high of $10.11 and a low of $9.62), primarily as a result of changing interest rates. At the same time, we maintained a yield that was above-average for an intermediate-term bond fund.

                 Over the last six months, we have continued to maintain a high-quality portfolio (the weighted average credit quality of the Fund was A on 1/31/03) and to diversify our holdings across multiple asset classes. We added to our commercial mortgage-backed securities exposure over the period. We continue to believe these high-quality securities offer attractive yields, have stable cash flows, and have strong prepayment protection. In addition, we took advantage of several attractively priced corporate bonds that were available in the marketplace. As always, we continue to rely on the insight and expertise of our research team in finding attractive securities. Using fundamental research, we continue to make selective purchases in the corporate market across a greater number of names (reducing the size of the position we take in any one issuer), thereby limiting our exposure to any potential credit problems. Although one effect of our strategy has been a

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 lower overall yield, it is more stable than it was in the past and we believe your Fund is better insulated from market instability.

                 We achieved our above-average results despite issues with the Fund's holdings in AMERCO. In October, AMERCO temporarily postponed the repayment of some of its notes, which had been rated investment grade just prior to the announcement. Fortunately, we had been steadily reducing our holdings before the announcement and the news did not severely affect the Fund. AMERCO has stated its intention to obtain the cash needed to pay bondholders and has paid all interest due on our notes.

WHAT IS THE OUTLOOK?

                 We share the market's concern with the slow progress of the economic recovery. That said, the equity markets seem to be disregarding signs that the economy may have stabilized and could actually be improving, albeit modestly. Although continued moderate growth remains the most likely near-term scenario, we are optimistic about the longer-term picture. Once the situation in Iraq is resolved, the combination of lower tax rates, lower interest rates, and improving corporate earnings should provide a positive backdrop for the financial markets. Given the fragility of the current recovery, we do not expect the Federal Reserve Board (the Fed) to dramatically increase interest rates until the economy is firmly on track.

                 In the meantime, we remain committed to providing you with a high-quality, well-diversified Fund with only moderate exposure to changing interest rates. We will continue to invest in securities that have attractive maturities and an acceptable level of credit risk.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 9-17.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

              PORTFOLIO RATINGS MIX
                     1/31/03

       [PIE CHART OF PORTFOLIO RATINGS MIX]

BBB                                           45%
A                                             26%
AAA                                           23%
BB                                             3%
ST1/ST2                                        2%
AA                                             1%

                 [END PIE CHART]

                 The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. The two short-term credit ratings are ST1 and ST2. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Rating Service, or Fitch Ratings. Unrated securities that have been determined by USAA Investment Management Company to be of equivalent investment quality to category AAA account for 12% of the Fund's investments and are included in the appropriate category above.

                 PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                      PORTFOLIO MIX
                         1/31/03

              [PIE CHART OF PORTFOLIO MIX]

Corporate Obligations                              70.4%
Commercial Mortgage-Backed Securities              13.7%
Collateralized Mortgage Obligations                11.9%
Asset-Backed Securities                             2.4%
Cash Equivalents                                    1.8%

                     [END PIE CHART]

                 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 9-17.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2003 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

                 CORPORATE OBLIGATIONS - debt securities issued as a method of raising capital. Interest rates are constant to maturity. Prior to maturity, the market price of these securities generally varies inversely to the movement of interest rates.

                 ASSET-BACKED SECURITIES - bonds or notes backed by loan paper or accounts receivable originated by banks, credit card companies, or other providers of credit and often "enhanced" by a bank letter of credit or by insurance coverage provided by an institution other than the issuer. The weighted average life of such securities is likely to be substantially shorter than their stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

                 COLLATERALIZED MORTGAGE OBLIGATIONS - obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. They are divided into pieces with varying maturities. The cash flow from the underlying mortgages is used to pay off each piece separately. They are designed to provide investors with more predictable maturities than regular mortgage securities, but such maturities can be difficult to predict because of the effect of prepayments. The weighted average life of such securities is likely to be substantially shorter than their stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

                 COMMERCIAL MORTGAGE-BACKED SECURITIES - securities that reflect an interest in, and are secured by, mortgage loans on commercial real property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, and apartments, hotels and motels, nursing homes, hospitals and senior living centers. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2003 (UNAUDITED)

                 local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. The weighted average life of such securities is likely to be substantially shorter than their stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

                 CASH EQUIVALENTS - consist of short-term obligations issued by banks, corporations, and U.S. government agencies. The interest rate is constant to maturity.

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

                 CP          Commercial Paper
                 MTN         Medium-Term Note

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2003 (UNAUDITED)

PRINCIPAL                                                                      COUPON                        MARKET
   AMOUNT    SECURITY                                                            RATE         MATURITY        VALUE
-------------------------------------------------------------------------------------------------------------------
             CORPORATE OBLIGATIONS (70.4%)

             AEROSPACE & DEFENSE (0.9%)
  $ 2,000    Bombardier Capital, Inc., Notes, Series A (a)                       6.13%       6/29/2006      $ 1,861
                                                                                                            -------

             BANKS (5.8%)
    1,000    Compass Bank, Notes                                                 8.10        8/15/2009        1,177
    2,000    First Union Corp., Subordinated Debentures (f)                      6.18        2/15/2036        2,127
    2,000    Imperial Bancorp, Subordinated Capital Notes                        8.50        4/01/2009        2,287
    1,000    Marshall & Ilsley Bank, Subordinated Notes                          5.25        9/04/2012        1,029
    1,000    Southtrust Bank, N.A., Subordinated Notes (f)                       6.57       12/15/2027        1,080
    1,950    Union Planters Bank, N.A., Subordinated Notes (f)                   6.50        3/15/2018        2,130
    2,000    Washington Mutual Inc., Senior Notes                                4.38        1/15/2008        2,035
                                                                                                            -------
                                                                                                             11,865
                                                                                                            -------

             BROADCASTING & CABLE TV (2.1%)
    1,000    Jones Intercable, Inc., Senior Notes                                7.63        4/15/2008        1,050
    3,000    Jones Intercable, Inc., Senior Notes                                8.88        4/01/2007        3,208
                                                                                                            -------
                                                                                                              4,258
                                                                                                            -------

             BUILDING PRODUCTS (0.5%)
    1,000    York International Corp., Senior Notes                              6.63        8/15/2006        1,062
                                                                                                            -------

             CASINOS & GAMING (1.7%)
    3,000    Harrah's Operating Co., Inc., Guaranteed Senior Notes               8.00        2/01/2011        3,447
                                                                                                            -------

             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
    1,000    John Deere Capital Corp., Global Notes                              3.90        1/15/2008        1,003
                                                                                                            -------

             CONSUMER FINANCE (4.0%)
    2,500    Capital One Bank, Notes                                             6.50        7/30/2004        2,509
    1,000    Ford Motor Credit Co., Global Notes                                 7.60        8/01/2005        1,031
    2,000    Ford Motor Credit Co., Notes                                        6.50        1/25/2007        1,979

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2003 (UNAUDITED)

PRINCIPAL                                                                      COUPON                        MARKET
   AMOUNT    SECURITY                                                            RATE         MATURITY        VALUE
-------------------------------------------------------------------------------------------------------------------
  $   500    Household Finance Corp., Notes                                      5.75%       1/30/2007      $   526
    2,000    Household Finance Corp., Notes                                      6.38       10/15/2011        2,115
                                                                                                            -------
                                                                                                              8,160
                                                                                                            -------

             DIVERSIFIED FINANCIAL SERVICES (0.6%)
    1,000    CIT Group, Inc., Global Notes                                       7.38        4/02/2007        1,097
                                                                                                            -------

             DIVERSIFIED METALS & MINING (1.6%)
    3,000    Brascan Corp., Notes                                                8.13       12/15/2008        3,346
                                                                                                            -------

             ELECTRIC UTILITIES (13.3%)
    1,000    Dominion Fiber Ventures, LLC, Senior Secured Notes                  7.05        3/15/2005        1,021
    2,000    Dominion Resources Inc., Senior Notes, Series D                     5.13       12/15/2009        2,022
    1,000    Empire District Electric Co., Senior Notes                          7.70       11/15/2004        1,078
    1,000    Entergy Gulf States, Inc., First Mortgage Bond (a)                  5.20       12/03/2007        1,017
    1,000    Jersey Central Power & Light Co., First Mortgage MTN                6.45        5/15/2006        1,064
    2,000    Midamerican Energy Holdings Co., Senior Notes                       5.88       10/01/2012        2,025
    1,000    New York State Electric & Gas Corp., Notes                          5.50       11/15/2012        1,000
    5,000    Northern State Power Co., First Mortgage Bond (a)                   8.00        8/28/2012        5,776
    1,023    Oglethorpe Power Corp., Secured Series Facility Bonds               6.97        6/30/2011        1,099
    1,000    Pinnacle One Partners, LP, Senior Notes (a)                         8.83        8/15/2004          981
    1,500    PSEG Power LLC, Senior Notes                                        6.95        6/01/2012        1,584
    1,000    Public Service Co. of Colorado, Senior Notes, Series A              6.88        7/15/2009        1,003
    2,000    Public Service Co. of Colorado, 1st Collateral Trust Bond (a)       7.88       10/01/2012        2,279
    2,000    Southern Power Co., Senior Notes                                    6.25        7/15/2012        2,124
    2,000    Tampa Electric Co., Notes                                           6.38        8/15/2012        2,112
    1,000    Teco Energy, Inc., Notes                                            6.13        5/01/2007          911
                                                                                                            -------
                                                                                                             27,096
                                                                                                            -------

             ENVIRONMENTAL SERVICES (1.0%)
    2,000    Waste Management, Inc., Senior Notes                                6.50       11/15/2008        2,111
                                                                                                            -------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2003 (UNAUDITED)

PRINCIPAL                                                                      COUPON                        MARKET
   AMOUNT    SECURITY                                                            RATE         MATURITY        VALUE
-------------------------------------------------------------------------------------------------------------------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
  $ 1,000    Agrium, Inc., Debentures                                            8.25%       2/15/2011      $ 1,086
                                                                                                            -------

             FOOD RETAIL (1.5%)
    2,000    Ahold Finance U.S.A., Inc., Notes                                   6.25        5/01/2009        2,021
    1,000    Kroger Co., Notes                                                   6.75        4/15/2012        1,097
                                                                                                            -------
                                                                                                              3,118
                                                                                                            -------

             FOREST PRODUCTS (0.8%)
    1,500    Nexfor, Inc., Debentures                                            8.13        3/20/2008        1,682
                                                                                                            -------

             GAS UTILITIES (6.1%)
    1,150    Entergy-Koch, LP, Senior Notes (a)                                  6.90        8/01/2011        1,099
    1,000    Gemstone Investor Ltd., Senior Secured Notes (a)                    7.71       10/31/2004          837
    2,000    Kinder Morgan Energy Partners, Notes                                6.75        3/15/2011        2,195
    2,000    Limestone Electron Trust, Senior Secured Notes (a)                  8.63        3/15/2003        1,974
    2,000    Northern Natural Gas Co., Senior Notes (a)                          5.38       10/31/2012        2,048
    2,000    Peoples Energy Corp., Notes                                         6.90        1/15/2011        2,187
    2,000    Texas Eastern Transmission, LP, Senior Notes                        5.25        7/15/2007        2,049
                                                                                                            -------
                                                                                                             12,389
                                                                                                            -------

             HOMEBUILDING (1.0%)
    2,000    Pulte Corp., Senior Notes                                           7.00       12/15/2003        2,050
                                                                                                            -------

             HOUSEHOLD PRODUCTS (0.5%)
    1,000    SC Johnson & Son, Inc., Senior Notes (a)                            5.00       12/15/2012        1,000
                                                                                                            -------

             HOUSEWARES & SPECIALTIES (1.0%)
    2,000    Newell Rubbermaid, Inc., Notes                                      4.63       12/15/2009        2,023
                                                                                                            -------

             INDUSTRIAL MACHINERY (0.5%)
    1,000    Pall Corp., Senior Notes                                            6.00        8/01/2012        1,059
                                                                                                            -------

             INTEGRATED OIL & GAS (3.7%)
    2,000    Equitable Resources, Inc., Notes (a)                                5.15       11/15/2012        1,987
    2,000    Occidental Petroleum Corp., Senior Notes                            5.88        1/15/2007        2,146
    3,000    Pemex Finance Ltd., Senior Notes                                    8.88       11/15/2010        3,505
                                                                                                            -------
                                                                                                              7,638
                                                                                                            -------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2003 (UNAUDITED)

PRINCIPAL                                                                      COUPON                        MARKET
   AMOUNT    SECURITY                                                            RATE         MATURITY        VALUE
-------------------------------------------------------------------------------------------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.8%)
  $ 2,000    Sprint Capital Corp., Notes                                         6.90%       5/01/2019      $ 1,620
                                                                                                            -------

             MULTI-LINE INSURANCE (1.1%)
    2,000    ING Capital Funding Trust III,
              Guaranteed Trust Preferred Bonds                                   8.44       12/29/2049        2,310
                                                                                                            -------

             MULTI-UTILITIES & UNREGULATED POWER (0.5%)
    1,000    Duke Energy Field Services LLC, Notes                               7.50        8/16/2005        1,067
                                                                                                            -------

             OIL & GAS EQUIPMENT & SERVICES (1.0%)
    2,000    Seacor Smit, Inc., Senior Notes                                     5.88       10/01/2012        2,057
                                                                                                            -------

             OIL & GAS EXPLORATION & PRODUCTION (4.6%)
    2,000    Anadarko Petroleum Corp., Senior Notes                              5.38        3/01/2007        2,126
    1,000    Anadarko Petroleum Corp., Senior Notes                              5.00       10/01/2012        1,003
    2,000    Canadian Natural Resources Ltd., Senior Notes                       5.45       10/01/2012        2,053
    1,000    Devon Financing Corp., ULC, Notes                                   6.88        9/30/2011        1,113
    1,000    Ocean Energy, Inc., Senior Notes                                    4.38       10/01/2007        1,008
    1,000    Union Oil Co. of California, Guaranteed Senior Notes                5.05       10/01/2012          996
    1,000    Woodside Finance Ltd., Notes (a)                                    6.60        4/15/2008        1,094
                                                                                                            -------
                                                                                                              9,393
                                                                                                            -------

             OIL & GAS - REFINING & MARKETING & TRANSPORTATION (0.5%)
    1,000    Valero Energy Corp., Senior Notes                                   6.70        1/15/2013        1,040
                                                                                                            -------

             PACKAGED FOODS & MEAT (1.2%)
    2,000    Tyson Foods, Inc., Notes                                            8.25       10/01/2011        2,373
                                                                                                            -------

             PROPERTY & CASUALTY INSURANCE (1.0%)
    2,000    Safeco Corp., Notes                                                 4.88        2/01/2010        2,007
                                                                                                            -------

             REAL ESTATE INVESTMENT TRUSTS (9.5%)
    1,105    American Health Properties, Inc., Notes                             7.50        1/15/2007        1,179
    1,000    Chelsea Property Group, Notes                                       6.00        1/15/2013          992
    1,000    Duke Realty, LP, Senior Notes                                       5.25        1/15/2010        1,016
    1,000    EOP Operating, LP, Notes                                            6.80        1/15/2009        1,089
    2,000    Gables Realty, LP, Senior Notes                                     5.75        7/15/2007        1,980

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2003 (UNAUDITED)

PRINCIPAL                                                                      COUPON                        MARKET
   AMOUNT    SECURITY                                                            RATE         MATURITY        VALUE
-------------------------------------------------------------------------------------------------------------------
  $ 1,000    Health Care Properties Investors, Inc., Senior Notes                6.50%       2/15/2006     $  1,036
    1,350    Health Care Properties Investors, Inc.,
              Callable/Putable Subordinated Notes                                6.88        6/08/2015        1,411
    4,000    Nationwide Health Properties, Inc., MTN, Series B                   7.60        5/10/2007        4,298
    2,000    New Plan Excel Realty Trust, Inc., Senior Notes                     5.88        6/15/2007        2,083
    2,000    Pan Pacific Retail Properties, Inc., Notes                          7.95        4/15/2011        2,260
    2,000    TriNet Corporate Realty Trust, Inc., Notes                          7.95        5/15/2006        2,074
                                                                                                           --------
                                                                                                             19,418
                                                                                                           --------

             STEEL (0.5%)
    1,000    Nucor Corp., Senior Notes(a)                                        4.88       10/01/2012          998
                                                                                                           --------

             TOBACCO (1.1%)
    2,000    UST, Inc., Notes                                                    6.63        7/15/2012        2,179
                                                                                                           --------

             TRUCKING (1.0%)
    2,500    AMERCO, Bond-Backed Asset Trust Certificates (a,c,e)                7.14       10/15/2002        1,500
    1,000    AMERCO, Senior Notes(e)                                             7.85        5/15/2003          600
                                                                                                           --------
                                                                                                              2,100
                                                                                                           --------
             Total corporate obligations (cost: $137,245)                                                   143,913
                                                                                                           --------

             MORTGAGE SECURITIES (25.6%)
             COLLATERALIZED MORTGAGE OBLIGATIONS (11.9%)

    1,000    Fannie Mae, Series 1999-25 VB                                       6.00        4/25/2016        1,045
    2,000    Fannie Mae, Series 2001-20 VB                                       6.00        9/25/2017        2,102
    1,344    Fannie Mae, Series 2001-25 D                                        6.00        2/25/2014        1,418
    3,000    Fannie Mae, Series 2001-29 VB                                       6.50        8/25/2016        3,213
    1,000    Freddie Mac, Series 2160 VC                                         6.00        8/15/2013        1,046
    1,876    Freddie Mac, Series 2367 KV                                         7.00       10/15/2014        2,014
    1,000    Freddie Mac, Series 2389 VH                                         6.00       12/01/2031        1,039
    1,878    Freddie Mac, Series 2412 VA                                         6.50       11/15/2012        1,966
    1,000    Freddie Mac, Series 2427 VL                                         6.50       11/15/2017        1,070
    1,899    Freddie Mac, Series 2435 VG                                         6.00        2/15/2013        2,029
    2,000    Government National Mortgage Assn., Series 1999-14 VD               6.00        3/20/2014        2,140

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2003 (UNAUDITED)

PRINCIPAL                                                                      COUPON                        MARKET
   AMOUNT    SECURITY                                                            RATE         MATURITY        VALUE
-------------------------------------------------------------------------------------------------------------------
  $ 1,000    Government National Mortgage Assn., Series 2001-49 VB               7.00%      11/16/2016     $  1,066
    4,000    Government National Mortgage Assn., Series 2002-4 VG                6.50       11/16/2017        4,263
                                                                                                           --------
             Total collateralized mortgage obligations (cost: $22,949)                                       24,411
                                                                                                           --------

             COMMERCIAL MORTGAGE-BACKED SECURITIES (13.7%)

    1,000    Amresco Commercial Mortgage Fund I
              Corp., Mortgage Pass-Through
              Certificates, Series 1997 C1, Class F                              7.64        6/17/2029        1,105
    1,000    Chase Commercial Mortgage Securities
              Corp., First Mortgage Pass-Through
              Certificates, Series 1998-1, Class D                               6.56        5/18/2030        1,083
    2,000    Credit Suisse First Boston, Commercial
              Mortgage Pass-Through Certificates,
              Series 2001 CK1, Class A-2                                         6.25       12/18/2035        2,201
    3,000    Credit Suisse First Boston, Commercial
              Mortgage Pass-Through Certificates,
              Series 1998 C2, Class A-2                                          6.30       11/11/2030        3,313
    1,000    Detroit Edison, Commercial Mortgage
              Pass-Through Certificates,
              Series 2001-1, Class A-4                                           6.19        3/01/2013        1,113
    1,787    GE Capital Commercial Mortgage Corp.,
              Commercial Mortgage Pass-Through
              Certificates, Series 2000-1, Class A-1                             6.32        1/15/2033        1,931
    1,862    GGP Mall Properties Trust, Commercial
              Mortgage Pass-Through Certificates,
              Series 2001, Class D-2                                             5.89       11/15/2011        1,931
    1,000    GS Mortgage Securities, Commercial
              Mortgage Pass-Through Certificates,
              Series 2001 ROCK, Class A-2                                        6.62        5/03/2018        1,098
    1,800    Merrill Lynch Mortgage Investors, Inc.,
              Mortgage Pass-Through Certificates,
              Series 1997 C2, Class A-2                                          6.54       12/10/2029        2,006
    3,000    Morgan Stanley Dean Witter Capital I, Inc.,
              Commercial Mortgage Pass-Through
              Certificates, Series 1996 WF1, Class A-3                           7.51       11/15/2028        3,378
    1,000    Morgan Stanley Dean Witter Capital I, Inc.,
             Commercial Mortgage Pass-Through
             Certificates, Series 1998 WF1, Class E                              7.30        3/15/2030        1,098

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2003 (UNAUDITED)

PRINCIPAL                                                                      COUPON                        MARKET
   AMOUNT    SECURITY                                                            RATE         MATURITY        VALUE
-------------------------------------------------------------------------------------------------------------------
  $ 3,000    Morgan Stanley Dean Witter Capital I, Inc.,
              Commercial Mortgage Pass-Through
              Certificates, Series 1998 XL1, Class A-3                           6.48%       6/03/2030     $  3,342
    2,000    Nationslink Funding Corp., Commercial
              Mortgage Pass-Through Certificates,
              Series 1999-1, Class D                                             7.10        1/20/2031        2,211
    2,000    TIAA CMBS I Trust, Commercial Mortgage
              Pass-Through Certificates, Series 2001
              C1A, Class A-3                                                     6.56        6/19/2026        2,231
                                                                                                           --------
             Total commercial mortgage-backed securities (cost: $26,966)                                     28,041
                                                                                                           --------
             Total mortgage securities (cost: $49,915)                                                       52,452
                                                                                                           --------

             ASSET-BACKED SECURITIES (2.4%)

             AIRLINES (1.9%)
    1,000    American Airlines, Inc., Pass-Through
              Certificates, Series 2001-1, Class A-2                             6.82        5/23/2011          830
    1,000    Delta Air Lines, Inc., Pass-Through
              Certificates, Series 2002-1, Class G-2                             6.42        7/02/2012        1,055
    2,000    Northwest Airlines, Inc., Pass-Through
              Certificates, Series 2002-1, Class G-2                             6.26       11/20/2021        2,051
                                                                                                           --------
                                                                                                              3,936
                                                                                                           --------

             ASSET-BACKED FINANCING (0.5%)
    1,000    Bank One Issuance Trust, Notes,
              Series 2003, Class C-1 (b)                                         4.54        9/15/2010        1,000
                                                                                                           --------
             Total asset-backed securities (cost: $4,871)                                                     4,936
                                                                                                           --------

             CASH EQUIVALENTS (1.8%)

    2,245    Lockhart Funding LLC, CP (a,b)                                      1.36        2/03/2003        2,245
    1,417    UBS Finance, Inc., CP                                               1.32        2/03/2003        1,417
                                                                                                           --------
             Total cash equivalents (cost: $3,662)                                                            3,662
                                                                                                           --------

             TOTAL INVESTMENTS (COST: $195,693)                                                            $204,963
                                                                                                           ========

18

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2003 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

            (a) Security is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such is generally deemed by USAA Investment Management Company (the Manager) to be liquid under guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

            (b) At January 31, 2003, the cost of securities purchased on a when-issued basis was $1,000,000.

            (c) Currently the issuer is in default with respect to the principal payment.

            (d) Commercial paper issued in reliance on the "private placement"
                exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such is generally deemed by the Manager to be liquid under guidelines approved by the Board of Directors.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2003 (UNAUDITED)

            (e) Illiquid security valued using methods determined by the Manager under valuation procedures approved by the Board of Directors.

            (f) Provides the option for the underwriter to call the bonds at face value from the investor on a specified date prior to the bond's maturity. If the underwriter does not exercise the call option, the investor is obligated under the put feature to sell the bond back to the issuer at face value on that specified date. The date shown is the final maturity date, but a different date is used in weighted average maturity calculations as a result of the security's call/put feature.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2003 (UNAUDITED)

ASSETS

   Investments in securities, at market value (identified cost of $195,693)     $204,963
   Cash                                                                               86
   Receivables:
      Capital shares sold                                                            221
      USAA Investment Management Company                                             102
      Interest                                                                     2,685
                                                                                --------
         Total assets                                                            208,057
                                                                                --------

LIABILITIES

   Securities purchased (when-issued of $1,000)                                    3,182
   Capital shares redeemed                                                           118
   USAA Investment Management Company                                                 45
   USAA Transfer Agency Company                                                       28
   Accounts payable and accrued expenses                                              67
   Dividends on capital shares                                                       157
                                                                                --------
         Total liabilities                                                         3,597
                                                                                --------
            Net assets applicable to capital shares outstanding                 $204,460
                                                                                ========

NET ASSETS CONSIST OF:

   Paid-in capital                                                              $206,620
   Overdistribution of net investment income                                         (35)
   Accumulated net realized loss on investments                                  (11,395)
   Net unrealized appreciation of investments                                      9,270
                                                                                --------
            Net assets applicable to capital shares outstanding                 $204,460
                                                                                ========
   Capital shares outstanding                                                     20,321
                                                                                ========
   Authorized shares of $.01 par value                                           100,000
                                                                                ========
   Net asset value, redemption price, and offering price per share              $  10.06
                                                                                ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2003 (UNAUDITED)

NET INVESTMENT INCOME

   Interest income                                              $ 6,253
                                                                -------
   Expenses:
      Management fees                                               318
      Administrative and servicing fees                             150
      Transfer agent's fees                                         164
      Custodian's fees                                               39
      Postage                                                        16
      Shareholder reporting fees                                     17
      Directors' fees                                                 2
      Registration fees                                              10
      Professional fees                                              29
      Other                                                           6
                                                                -------
         Total expenses                                             751
      Expenses reimbursed                                          (102)
      Expenses paid indirectly                                       (1)
                                                                -------
         Net expenses                                               648
                                                                -------
            Net investment income                                 5,605
                                                                -------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain on investments                            1,215
      Change in net unrealized appreciation/depreciation          4,804
                                                                -------
            Net realized and unrealized gain                      6,019
                                                                -------
   Increase in net assets resulting from operations             $11,624
                                                                =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2003 (UNAUDITED),
AND YEAR ENDED JULY 31, 2002

                                                                             1/31/2003       7/31/2002
                                                                            --------------------------
FROM OPERATIONS

   Net investment income                                                    $    5,605      $   12,248
   Net realized gain (loss) on investments                                       1,215         (11,654)
   Change in net unrealized appreciation/depreciation of investments             4,804          (1,217)
                                                                            --------------------------
       Increase (decrease) net assets resulting from operations                 11,624            (623)
                                                                            --------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                                        (5,648)        (12,251)
                                                                            --------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                                    32,220         153,347
   Reinvested dividends                                                          4,681           9,456
   Cost of shares redeemed                                                     (33,314)        (91,510)
                                                                            --------------------------
       Increase in net assets from capital share transactions                    3,587          71,293
                                                                            --------------------------
Net increase in net assets                                                       9,563          58,419

NET ASSETS

   Beginning of period                                                         194,897         136,478
                                                                            --------------------------
   End of period                                                            $  204,460      $  194,897
                                                                            ==========================
Accumulated undistributed (overdistribution of) net investment income:
   End of period                                                            $      (35)     $        8
                                                                            ==========================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                                                   3,243          15,020
   Shares issued for dividends reinvested                                          469             934
   Shares redeemed                                                              (3,364)         (9,093)
                                                                            --------------------------
       Increase in shares outstanding                                              348           6,861
                                                                            ==========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2003 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this semiannual report pertains only to the USAA Intermediate-Term Bond Fund (the Fund). The Fund's investment objective is high current income without undue risk to principal.

         A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

              1. Debt and government securities are valued each business day by a pricing service (the Service) approved by the Fund's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

              3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

              4. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2003 (UNAUDITED)

                 methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors.

         B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

         C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities.

         D. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent that the Fund makes such purchases while remaining substantially fully invested. As of January 31, 2003, the Fund had entered into net outstanding when-issued commitments of $1,000,000.

         E. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with the Fund's custodian bank and transfer agent, credits, if any, realized as a result of uninvested cash balances are used to reduce the Fund's custodian fees. For the six-month period ended January 31, 2003,

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2003 (UNAUDITED)

              these fee-offset arrangements reduced the Fund's expenses by $1,000.

         F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets

26

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           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2003 (UNAUDITED)

         for the period. The Fund had no borrowings under either of these agreements during the six-month period ended January 31, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2003, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2002, the Fund had capital loss carryovers of $227,000 for federal income tax purposes, which will expire between 2008 and 2010. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 2003, were $114,203,000 and $105,720,000, respectively.

         At January 31, 2003, the cost of securities for federal income tax purposes was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of January 31, 2003, were $11,107,000 and $1,837,000, respectively, resulting in net unrealized appreciation of $9,270,000.

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           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2003 (UNAUDITED)

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund had no securities-lending transactions during the six-month period ended January 31, 2003.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

         A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Intermediate Investment Grade Funds Index, which tracks, the total return performance of the 30 largest funds within the Lipper Intermediate Investment Grade Debt Funds category. The base fee, which is accrued daily and paid monthly, is computed as a percentage of the Fund's average net assets at annualized rates of 0.50% of the first $50 million of average net assets, 0.40% of that portion of average net assets over $50 million but not over $100 million, and 0.30% of that portion of average net assets over $100 million. For the six-month period ended January 31, 2003, the Fund's effective base fee was 0.38% of the Fund's average net assets.

28

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           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2003 (UNAUDITED)

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ended July 31, 2002, the performance period consisted of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:


     OVER/UNDER PERFORMANCE              ANNUAL ADJUSTMENT RATE
     RELATIVE TO INDEX(1)                AS A % OF THE FUND'S AVERAGE NET ASSETS
     ---------------------------------------------------------------------------
     +/- 0.20% to 0.50%                  +/- 0.04%
     +/- 0.51% to 1.00%                  +/- 0.05%
     +/- 1.01% and greater               +/- 0.06%


     (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              For the six-month period ended January 31, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $318,000, which included a performance fee adjustment of $(57,000).

         B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and

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           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2003 (UNAUDITED)

              paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager of $150,000.

         C. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the Fund's annual operating expenses to 0.65% of the Fund's average net assets, excluding any custodian fee offset arrangements, and will reimburse the Fund for all expenses in excess of that amount, which, for the six-month period ended January 31, 2003, equaled $102,000.

         D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus-out-pocket expenses. For the six-month period ended January 31, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $164,000.

         E. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the six-month period ended January 31, 2003, security transactions were executed, in accordance with affiliated transactions

30

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           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2003 (UNAUDITED)

         procedures approved by the Fund's Board of Directors, between the Fund, as purchaser, and the market price with no brokerage commissions incurred. For these trades, the Fund incurred purchase costs of $3,589,000, and the USAA High-Yield Opportunities Fund incurred selling gains of $413,000.

(9) CHANGE OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

         On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended July 31, 2002. KPMG served as the Fund's independent auditors since the Fund's inception on August 2, 1999. From that date through the fiscal year ended July 31, 2001, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

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           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2003 (UNAUDITED)

(10) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                          SIX-MONTH
                                                         PERIOD ENDED                                    PERIOD ENDED
                                                          JANUARY 31,          YEAR ENDED JULY 31,          JULY 31,
                                                        -------------------------------------------------------------
                                                             2003               2002             2001            2000*
                                                        -------------------------------------------------------------
Net asset value at
   beginning of period                                   $   9.76           $  10.41         $   9.82         $ 10.00
                                                         ------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                                      .28                .67(b)           .72             .72
   Net realized and unrealized gain (loss)                    .30               (.65)(b)          .59            (.18)
                                                         ------------------------------------------------------------
Total from investment operations                              .58                .02             1.31             .54
                                                         ------------------------------------------------------------
Less distributions:
   From net investment income                                (.28)              (.67)            (.72)           (.72)
                                                         ------------------------------------------------------------
Net asset value at end of period                         $  10.06           $   9.76         $  10.41         $  9.82
                                                         ============================================================
Total return (%)**                                           6.00                .09            13.92            5.56
Net assets at end of period (000)                        $204,460           $194,897         $136,478         $63,872
Ratio of expenses to
   average net assets (%)***                                  .65(a,c)           .65(a)           .65(a)          .65
Ratio of expenses to average net assets,
   excluding reimbursements (%)***                            .75(a,c)           .78(a)           .76(a)         1.03
Ratio of net investment income
   to average net assets (%)***                              5.61(c)            6.55(b)          7.08            7.37
Portfolio turnover (%)                                      54.76              62.62            24.42            8.60

  *  Fund commenced operations on August 2, 1999.
 ** Assumes reinvestment of all dividend income distributions during the period.
*** For the six-month period ended January 31, 2003, average net assets were $198,207,000.
(a) Reflects total expenses excluding any fee-offset arrangements, which had no impact on these ratios.
(b) In 2001, a change in amortization method was made as required by an accounting pronouncement, which had no impact on these ratios.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

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

             DIRECTORS          Robert G. Davis, CHAIRMAN OF THE BOARD
                                Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

   INVESTMENT ADVISER,          USAA Investment Management Company
          UNDERWRITER,          9800 Fredericksburg Road
       AND DISTRIBUTOR          San Antonio, Texas 78288

        TRANSFER AGENT          USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

             CUSTODIAN          State Street Bank and Trust Company
                                P.O. Box 1713
                                Boston, Massachusetts 02105

  INDEPENDENT AUDITORS          Ernst & Young LLP
                                100 West Houston St., Suite 1900
                                San Antonio, Texas 78205

             TELEPHONE          Call toll free - Central time
      ASSISTANCE HOURS          Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.
                                Sunday, 10:30 a.m. to 7 p.m.

        FOR ADDITIONAL          1-800-531-8181, in San Antonio 456-7200
     INFORMATION ABOUT          For account servicing, exchanges,
          MUTUAL FUNDS          or redemptions
                                1-800-531-8448, in San Antonio 456-7202

       RECORDED MUTUAL          24-hour service (from any phone)
     FUND PRICE QUOTES          1-800-531-8066, in San Antonio 498-8066

           MUTUAL FUND          (from touch-tone phones only)
     USAA TOUCHLINE(R)          For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                1-800-531-8777, in San Antonio 498-8777

       INTERNET ACCESS          USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

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